Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies [Abstract]
Schedule Of Future Miinimum Lease Payments Under Operating Leases

Year	Amount
2014	$6
2015	4
2016	3
2017	1
2018	-
Thereafter	-
Total future minimum lease payments	$14